Annual Total Returns - Fidelity® SAI International Low Volatility Index Fund [BarChart] - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-10 - Fidelity® SAI International Low Volatility Index Fund
Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	May 29, 2015
Fidelity® SAI International Low Volatility Index Fund
Bar Chart Table:
Annual Return 2016	2.43%
Annual Return 2017	21.40%
Annual Return 2018	(4.86%)
Annual Return 2019	16.08%